VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—2.3%
Alphabet, Inc. Class C (United States)(1)	50,324	$ 6,088
Consumer Discretionary—12.6%
Amazon.com, Inc. (United States)(1)	84,859	11,062
Booking Holdings, Inc. (United States)(1)	998	2,695
Flutter Entertainment plc (Ireland)(1)	41,126	8,269
JD.com, Inc. Class A (China)	150,471	2,566
LVMH Moet Hennessy Louis Vuitton SE (France)	3,772	3,552
NIKE, Inc. Class B (United States)	18,374	2,028
Yum China Holdings, Inc. (China)	64,648	3,653
		33,825

Consumer Staples—15.2%
Coca-Cola Co. (The) (United States)	177,734	10,703
Heineken N.V. (Netherlands)	74,068	7,612
Kobe Bussan Co., Ltd. (Japan)	106,290	2,759
L’Oreal S.A. (France)	8,154	3,800
Nestle S.A. Registered Shares (Switzerland)	86,264	10,370
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,448,683	5,746
		40,990

Financials—18.0%
CME Group, Inc. Class A (United States)	51,618	9,564
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	118,901	4,505
Housing Development Finance Corp., Ltd. (India)	333,923	11,520
London Stock Exchange Group plc (United Kingdom)	83,857	8,910
Mastercard, Inc. Class A (United States)	22,443	8,827
Visa, Inc. Class A (United States)	21,933	5,209
		48,535

Health Care—17.7%
Abbott Laboratories (United States)	64,854	7,070
Alcon, Inc. (Switzerland)	66,314	5,490
Becton Dickinson & Co. (United States)	20,968	5,536
Boston Scientific Corp. (United States)(1)	135,245	7,315
EssilorLuxottica S.A. (France)	35,826	6,748
Eurofins Scientific SE (Luxembourg)	21,301	1,352
Hoya Corp. (Japan)	32,758	3,920
Intuitive Surgical, Inc. (United States)(1)	2,354	805
UnitedHealth Group, Inc. (United States)	19,502	9,373
		47,609

Industrials—12.2%
Ashtead Group plc (United Kingdom)	100,334	6,937
Otis Worldwide Corp. (United States)	28,656	2,551
RELX plc (United Kingdom)	320,593	10,671
Rentokil Initial plc (United Kingdom)	908,920	7,099
Techtronic Industries Co., Ltd. (Hong Kong)	273,675	2,993
Teleperformance (France)	15,571	2,607
		32,858

Information Technology—15.9%
Adobe, Inc. (United States)(1)	6,946	3,396
Constellation Software, Inc. (Canada)	3,154	6,535
	Shares	Value

Information Technology—continued
Microsoft Corp. (United States)	45,079	$ 15,351
ServiceNow, Inc. (United States)(1)	7,329	4,119
Synopsys, Inc. (United States)(1)	6,600	2,874
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	65,428	6,603
Tata Consultancy Services Ltd. (India)	95,868	3,874
		42,752

Materials—4.1%
Air Liquide S.A. (France)	15,280	2,738
Sherwin-Williams Co. (The) (United States)	10,913	2,897
Vulcan Materials Co. (United States)	24,418	5,505
		11,140

Total Common Stocks (Identified Cost $172,838)		263,797

Total Long-Term Investments—98.0% (Identified Cost $172,838)		263,797

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	3,708,101	3,708
Total Short-Term Investment (Identified Cost $3,708)		3,708

TOTAL INVESTMENTS—99.4% (Identified Cost $176,546)		$267,505
Other assets and liabilities, net—0.6%		1,556
NET ASSETS—100.0%		$269,061

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	47%
United Kingdom	13
France	7
Switzerland	6
India	6
Ireland	3
Netherlands	3
Other	15
Total	100%
† % of total investments as of June 30, 2023.
See Notes to Schedule of Investments

VIRTUS Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$263,797	$231,660	$32,137
Money Market Mutual Fund	3,708	3,708	—
Total Investments	$267,505	$235,368	$32,137
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GLOBAL OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3